Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Major Categories of Property, Plant and Equipment

Major categories of property, plant and equipment at December 31, 2011 and 2010 are as follows:

	Estimated Life (Years)	2011	2010
Land	—	$307,968	$298,879
Building and improvements	10 — 39	108,820	105,459
Advertising structures	5 — 15	2,309,775	2,264,953
Automotive and other equipment	3 — 7	134,029	127,644

		$2,860,592	$2,796,935